Organization	12 Months Ended
Dec. 31, 2017
Organization [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

TDH Holdings, Inc. (“TDH Holdings”) was incorporated on September 30, 2015 under the laws of the British Virgin Islands. On November 4, 2015, TDH Holdings incorporated a wholly owned subsidiary, TDH HK Limited (“TDH HK”) in Hong Kong for the purpose of being a holding company for the equity interest in Qingdao Tiandihui Foodstuffs Co., Ltd. (“Tiandihui”). On September 9, 2016, TDH Holdings incorporated TDH Petfood LLC, a Nevada limited liability company, which TDH Holdings holds 99% equity interest. TDH Petfood LLC does not own any material assets or liabilities. Other than the equity interest in TDH HK and TDH Petfood LLC, TDH Holdings does not conduct any operations or own any material assets or liabilities. TDH HK does not conduct any operations or own any material assets or liabilities except for cash and the 100% of the equity interest of Tiandihui which it acquired on February 21, 2016.

Tiandihui was founded in Qingdao City, Shandong Province, People’s Republic of China (“PRC”) on April 22, 2002 as a limited liability company. As of December 31, 2017, Tiandihui had two wholly owned subsidiaries: Beijing Chongai Jiujiu Cultural Communication Co., Ltd. (“Chongai jiujiu”), which was incorporated on March 3, 2011, in Beijing City, the Capital of PRC, and Qingdao Kangkang Development Co., Ltd. (“Kangkang Development”), which was incorporated on August 9, 2016, in Qingdao City, Shandong Province, PRC. Tiandihui and its wholly owned subsidiaries are engaged in the business of development, manufacture, sales of high quality pet food under our own formula patent. Our products are produced at Tiandihui facility and sold to the pet owners in PRC and to the retailers and wholesalers throughout worldwide.

On February 21, 2016, TDH HK entered into an equity transfer agreement with Rongfeng Cui and his wife Yanjuan Wang, the shareholders of Tiandihui at the time, to acquire 100% of the equity interests in Tiandihui (“reorganization”).

On July 19, 2016, Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control.

On November 14, 2017, a 55% owned subsidiary of the Company, Yichong (Qingdao) Technology Co., Ltd. (“Yichong”) was incorporated in Qingdao City, PRC. Yichong had no operation during the year ended December 31, 2017.

On November 29, 2017, a 55% owned subsidiary of the Company, Qingdao Lingchong Information Technology Co., Ltd. (“Lingchong”) was incorporated in Qingdao City, PRC. Lingchong had no operation during the year ended December 31, 2017.

As a result, TDH HK, TDH Petfood LLC, Tiandihui, Chongai Jiujiu, Kangkang Development, Yichong and Lingchong are referred to as subsidiaries. TDH Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Immediately before and after the reorganization, the shareholders of Tiandihui controlled Tiandihui and TDH Holdings. Therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.